Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Loans and Borrowings	$ 295
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD
Bank loans	$ 98
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2024
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
Year of maturity	2029
Bank loan 2 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR
Bank loan 2 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
Year of maturity	2024
Bank loan 2 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.60%
Year of maturity	2028
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR
Nominal interest rate basis	COF	[1]
Bank loans	$ 10
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	(2.00%)
Year of maturity	2024
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.30%
Year of maturity	2028
Bank loan 4 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Nominal interest rate	9.50%
Bank loans	$ 7
Bank loan 4 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2024
Bank loan 4 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2028
Bank loan 5 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB
Nominal interest rate	7.00%
Nominal interest rate basis	COF	[1]
Bank loans	$ 31
Bank loan 5 | THB | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2024
Bank loan 5 | THB | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	2025
Lease liabilities [member] | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple
Lease liabilities	$ 149
Lease liabilities [member] | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.10%
Year of maturity	2024
Lease liabilities [member] | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	12.50%
Year of maturity	2037

[1]	cost of funds – which are variable rates specific to country and/or financial institutions